Submission	Oct. 31, 2024
Submission [Line Items]
Central Index Key	0000719245
Registrant Name	WESTPAC BANKING CORP
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES